EARNINGS PER SHARE (EPS) (Tables)	6 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE (EPS)
Schedule of earnings per share

	12/31/2020	12/31/2019
Numerator
(Loss) profit for the period (basic EPS)	(6,323,365)	4,264,504
(Loss) profit for the period (diluted EPS)	(6,323,365)	4,264,504
Denominator
Weighted average number of shares (basic EPS)	38,016,601	36,120,517
Weighted average number of shares (diluted EPS)	38,016,601	36,120,517

Basic (loss) gain attributable to ordinary equity holders of the parent	(0.1663)	0.1181
Diluted (loss) gain attributable to ordinary equity holders of the parent	(0.1663)	0.1181